Filed Pursuant to Rule 497

Registration Statement No. 333-203147

Supplement, dated January 16, 2018
to

Prospectus, dated April 26, 2017,

Prospectus Supplement, dated May 10, 2017

and
Prospectus Supplement, dated July 18, 2017

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of Main Street Capital Corporation (the “Company”) dated April 26, 2017 (the “Prospectus”), as supplemented by the Prospectus Supplement dated May 10, 2017 (the “ATM Prospectus Supplement”) and the Prospectus Supplement dated July 18, 2017 (the “DSPP Prospectus Supplement” and, together with the ATM Prospectus Supplement, the “Prospectus Supplements”), each as further supplemented from time to time including hereby. Capitalized terms used but not defined herein shall have the same meaning given them in the Prospectus Supplements or Prospectus, as applicable.

Investing in our common stock involves a high degree of risk, and should be considered highly speculative. See “Risk Factors” beginning on page 14 of the Prospectus, “Supplementary Risk Factors” beginning on page S-6 of the DSPP Prospectus Supplement and other supplements to the Prospectus Supplements to read about factors you should consider, including the risk of leverage and dilution, before investing in our common stock.

STATUS OF OUR OFFERINGS

On May 10, 2017, we established an at-the-market program to which the ATM Prospectus Supplement relates and through which we may sell, from time to time and at our sole discretion up to 4,500,000 shares of our common stock. As of the date hereof, we have sold 2,615,445 shares of our common stock for net proceeds of approximately $101.0 million, after commissions to the Sales Agents on shares sold and offering costs, under the at-the-market program. As a result, 1,884,555 shares of our common stock remain available for sale under the at-the-market program.

On July 18, 2017, we established a Dividend Reinvestment and Direct Stock Purchase Plan (the “Plan”), which includes the direct stock purchase feature to which the DSPP Prospectus Supplement relates and through which we are offering up to 1,000,000 shares of our common stock.  As of the date hereof, we have sold 2,337 shares of our common stock for gross proceeds of approximately $93.8 thousand under the direct stock purchase feature of the Plan. As a result, 997,663 shares of our common stock remain available for sale under the direct stock purchase feature of the Plan.

FORM 8-K

On January 3, 2018 and January 16, 2018, we filed Current Reports on Form 8-K (collectively, the “Reports”) with the Securities and Exchange Commission. We have attached the Reports as Annex A to this supplement.

Annex A

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 8-K

CURRENT REPORT

Pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934

Date of Report (Date of Earliest Event Reported):  January 3, 2018

Main Street Capital Corporation

(Exact name of registrant as specified in its charter)

Maryland	001-33723	41-2230745
(State or other jurisdiction of incorporation)	(Commission File Number)	(I.R.S. Employer Identification No.)

1300 Post Oak Boulevard, 8th Floor, Houston, Texas	77056
(Address of principal executive offices)	(Zip Code)

Registrant’s telephone number, including area code:  (713) 350-6000

Not Applicable

Former name or former address, if changed since last report

Check the appropriate box below if the Form 8-K filing is intended to simultaneously satisfy the filing obligation of the registrant under any of the following provisions:

☐  Written communications pursuant to Rule 425 under the Securities Act (17 CFR 230.425)

☐  Soliciting material pursuant to Rule 14a-12 under the Exchange Act (17 CFR 240.14a-12)

☐  Pre-commencement communications pursuant to Rule 14d-2(b) under the Exchange Act (17 CFR 240.14d-2(b))

☐  Pre-commencement communications pursuant to Rule 13e-4(c) under the Exchange Act (17 CFR 240.13e-4(c))

Indicate by check mark whether the registrant is an emerging growth company as defined in Rule 405 of the Securities Act of 1933 (§230.405 of this chapter) or Rule 12b-2 of the Securities Exchange Act of 1934 (§240.12b-2 of this chapter).

Emerging growth company  ☐

If an emerging growth company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 13(a) of the Exchange Act.  ☐

Item 5.02                                           Departure of Directors or Certain Officers; Election of Directors; Appointment of Certain Officers; Compensatory Arrangements of Certain Officers.

On January 3, 2018, Main Street Capital Corporation (“Main Street”) announced that its board of directors (“Board”) approved an executive succession plan (the “Plan”) for Main Street.  Pursuant to the Plan, Vincent D. Foster, co-founder of Main Street, and who has served as its Chairman and Chief Executive Officer (“CEO”) since its 2007 initial public offering, will transition the role and responsibility of CEO to Dwayne L. Hyzak, with this transition presently planned to occur in the fourth quarter of 2018.  After which, Mr. Foster will continue to serve as Main Street’s Executive Chairman, and in this capacity he will work closely with Mr. Hyzak as CEO.

On January 3, 2018, the Board also increased the size of the Board from nine to ten directors and elected Mr. Hyzak as a director to fill the vacancy created by the increase to serve the remainder of the current term.

Mr. Hyzak has served as Main Street’s Chief Operating Officer since 2014 and President since 2015.  He also serves as a member of Main Street’s investment committee and executive committee.  Reference is also made to the biographical information with respect to Mr. Hyzak set forth under the heading “Executive Officers” in the 2017 Main Street proxy statement, which description is incorporated herein by reference.

As an employee of Main Street, Mr. Hyzak will not receive compensation for his services as a member of the Board.  There are no current or proposed transactions between Main Street and Mr. Hyzak or his immediate family members that would require disclosure under Item 404(a) of Regulation S-K promulgated by the Securities and Exchange Commission.

Item 8.01              Other Events.

On January 3, 2018, Main Street issued a press release. A copy of such press release is attached hereto as Exhibit 99.1 and is incorporated herein by reference.

The information disclosed under Item 8.01, including Exhibit 99.1 hereto, shall not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 and shall not be deemed incorporated by reference into any filing made under the Securities Act of 1933, except as expressly set forth by specific reference in such filing.

Item 9.01              Financial Statements and Exhibits.

(d) Exhibits

99.1	Press release dated January 3, 2018

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Main Street Capital Corporation

Date: January 3, 2018	By:	/s/ Jason B. Beauvais
		Name:	Jason B. Beauvais
		Title:	General Counsel

3

Exhibit 99.1

NEWS RELEASE

Contacts:
Main Street Capital Corporation
Dwayne L. Hyzak, President & COO, dhyzak@mainstcapital.com
Brent D. Smith, CFO, bsmith@mainstcapital.com
713-350-6000

Dennard ▪ Lascar Associates
Ken Dennard | ken@dennardlascar.com
Mark Roberson | mroberson@dennardlascar.com
713-529-6600

Main Street Announces CEO Succession Plan

Vincent D. Foster to Remain Executive Chairman as Dwayne L. Hyzak

Becomes CEO in the Fourth Quarter of 2018

HOUSTON, January 3, 2018 — Main Street Capital Corporation (NYSE: MAIN) (“Main Street”) is pleased to announce that Vincent D. Foster, co-founder of Main Street, and who has served as its Chairman and Chief Executive Officer (“CEO”) since its 2007 initial public offering, will transition the role and responsibility of CEO to Dwayne L. Hyzak, with this transition presently planned to occur in the fourth quarter of 2018.  Integral to this plan is the continuation of Mr. Foster at Main Street as its Executive Chairman.  In this capacity, he will work closely with Mr. Hyzak as CEO.  This transition is the cornerstone of the board of directors’ long-term succession plan for the company.

Mr. Hyzak also joined the Main Street board of directors, effective immediately, bringing the size of the board to ten members.

“Dwayne is uniquely qualified to assume the role as CEO of Main Street”, Mr. Foster said.  “He has been affiliated with us since 2000 when he joined a Main Street portfolio company in an acquisition and integration role, and went on to join Main Street’s investment team in 2002.  Dwayne served as our CFO from 2011 through 2014 while also leading one of our largest lower middle market investment teams.  He has a tremendous work ethic and demonstrates a real passion in leading the technical training and professional development of our investment professionals.  As Chief Operating Officer since 2014 and President since 2015, Dwayne has successfully led our lower middle market investment division, our investment professional recruiting efforts and investor relations initiatives.  We are fortunate to have a leader with Dwayne’s level of energy and personal integrity ascend to our CEO position later this year.”

ABOUT MAIN STREET CAPITAL CORPORATION

Main Street (www.mainstcapital.com) is a principal investment firm that primarily provides long-term debt and equity capital to lower middle market companies and debt capital to middle market companies.  Main Street’s portfolio investments are typically made to support management buyouts, recapitalizations, growth financings, refinancings and acquisitions of companies that operate in diverse industry sectors.  Main Street seeks to partner with entrepreneurs, business owners and management teams and generally provides “one stop” financing alternatives within its lower middle market portfolio.  Main Street’s lower middle market companies generally have annual revenues between $10 million and $150 million.  Main Street’s middle market debt investments are made in businesses that are generally larger in size than its lower middle market portfolio companies.

Main Street’s common stock trades on the New York Stock Exchange (“NYSE”) under the symbol “MAIN.”  In addition, Main Street has outstanding 6.125% Notes due 2023, which trade on the NYSE under the symbol “MSCA.”

FORWARD-LOOKING STATEMENTS

This press release may contain certain forward-looking statements, including but not limited to executive succession plans.  Any such statements other than statements of historical fact are likely to be affected by other unknowable future events and conditions, including elements of the future that are or are not under Main Street’s control, and that Main Street may or may not have considered; accordingly, such statements cannot be guarantees or assurances of any aspect of future performance.  Actual performance and results could vary materially from these estimates and projections of the future.  Such statements speak only as of the time when made and are based on information available to Main Street as of the date hereof and are qualified in their entirety by this cautionary statement.  Main Street assumes no obligation to revise or update any such statement now or in the future.

# # #

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 8-K

CURRENT REPORT

Pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934

Date of Report (Date of Earliest Event Reported):  January 16, 2018

Main Street Capital Corporation

(Exact name of registrant as specified in its charter)

Maryland	001-33723	41-2230745
(State or other jurisdiction of incorporation)	(Commission File Number)	(I.R.S. Employer Identification No.)

1300 Post Oak Boulevard, 8th Floor, Houston, Texas	77056
(Address of principal executive offices)	(Zip Code)

Registrant’s telephone number, including area code:  (713) 350-6000

Not Applicable

Former name or former address, if changed since last report

Check the appropriate box below if the Form 8-K filing is intended to simultaneously satisfy the filing obligation of the registrant under any of the following provisions:

☐       Written communications pursuant to Rule 425 under the Securities Act (17 CFR 230.425)

☐       Soliciting material pursuant to Rule 14a-12 under the Exchange Act (17 CFR 240.14a-12)

☐       Pre-commencement communications pursuant to Rule 14d-2(b) under the Exchange Act (17 CFR 240.14d-2(b))

☐       Pre-commencement communications pursuant to Rule 13e-4(c) under the Exchange Act (17 CFR 240.13e-4(c))

Indicate by check mark whether the registrant is an emerging growth company as defined in Rule 405 of the Securities Act of 1933 (§230.405 of this chapter) or Rule 12b-2 of the Securities Exchange Act of 1934 (§240.12b-2 of this chapter).

Emerging growth company  ☐

If an emerging growth company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 13(a) of the Exchange Act.  ☐

Item 2.02                                           Results of Operations and Financial Condition.

Item 8.01                                           Other Events.

On January 16, 2018, the Registrant issued a press release. A copy of such press release is attached hereto as Exhibit 99.1 and is incorporated herein by reference.

The information disclosed herein, including Exhibit 99.1 hereto, shall not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 and shall not be deemed incorporated by reference into any filing made under the Securities Act of 1933, except as expressly set forth by specific reference in such filing.

Item 9.01                                           Financial Statements and Exhibits.

(d) Exhibits

99.1                                    Press release dated January 16, 2018

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Main Street Capital Corporation

Date: January 16, 2018	By:	/s/ Jason B. Beauvais
		Name:	Jason B. Beauvais
		Title:	General Counsel

2

Exhibit 99.1

NEWS RELEASE

Contacts:

Main Street Capital Corporation

Dwayne L. Hyzak, President & COO, dhyzak@mainstcapital.com

Brent D. Smith, CFO, bsmith@mainstcapital.com

713-350-6000

Dennard Lascar Investor Relations

Ken Dennard / ken@dennardlascar.com

Mark Roberson / mroberson@dennardlascar.com

713-529-6600

Main Street Announces Preliminary Estimate of Fourth Quarter 2017 Results

Announces Federal Tax Treatment of 2017 Dividends

Announces Fourth Quarter and Full Year 2017 Earnings Release and Conference Call Schedule

HOUSTON — January 16, 2018 — Main Street Capital Corporation (NYSE: MAIN) (“Main Street”) is pleased to announce its preliminary operating results for the fourth quarter of 2017, the tax treatment of its 2017 dividends and its fourth quarter and full year 2017 earnings release and conference call schedule.

Preliminary Estimates of Fourth Quarter 2017 Results

Main Street’s preliminary estimate of fourth quarter 2017 distributable net investment income (“DNII”), which is net investment income before non-cash, share-based compensation expense, is $0.68 to $0.69 per share.(1)  Main Street’s preliminary estimate of net investment income is $0.63 to $0.64 per share.  The preliminary estimate of DNII significantly exceeds both the regular monthly dividends paid per share for the fourth quarter of 2017 of $0.57 per share and the previously provided DNII guidance range for the fourth quarter of 2017 of between $0.61 and $0.63 per share.

Main Street’s preliminary estimate of net asset value (“NAV”) per share as of December 31, 2017 is $23.48 to $23.58.  After adjustment for the semi-annual supplemental dividend paid in December 2017 of $0.275 per share, this represents an increase of approximately $0.74 to $0.84 per share, or 3.2% to 3.6%, from the reported NAV per share of $23.02 as of September 30, 2017.  Main Street estimates that the increase in NAV per share is primarily due to net unrealized appreciation relating to its Lower Middle Market portfolio investments and the accretive impact from equity issued under its at-the-market equity program.  Furthermore, Main Street estimates that approximately 40% to 50% of the net unrealized appreciation relating to its Lower Middle Market portfolio investments is due to the favorable impact from the recently passed U.S. tax reform on the valuations of its equity investments in Lower Middle Market portfolio companies.

Federal Tax Treatment of 2017 Dividends

Main Street has posted information regarding the U.S. federal income tax characteristics of its dividends that are attributable to 2017 on its website under “2017 Form 1099 Information” (http://ir.mainstcapital.com/tax-information).  Main Street paid dividends totaling $2.79 per share that are attributable to 2017 for tax purposes, with approximately 17.6% of such dividends taxed as long-term capital gains, approximately 3.0% taxed as qualified dividends and approximately 79.4% taxed as ordinary income.  Long-term capital gains and qualified dividends paid to non-corporate taxpayers (including individuals) qualify for favorable tax treatment under the Internal Revenue Code (“IRC”) and, for 2017, will generally be subject to a maximum 20% U.S. federal income tax rate (plus a 3.8% Medicare surtax, if applicable).

Federal Tax Treatment of 2017 Dividends — Non-U.S. Shareholders

Non-U.S. resident and foreign corporation shareholders (“Non-U.S. Shareholders”) in a Regulated Investment Company (“RIC”) such as Main Street are exempt from U.S. withholding tax on both “interest-related” dividends and short-term capital gains in accordance with the IRC sections 871(k) and 881(e).  In addition, Non-U.S. Shareholders in a RIC are also exempt from U.S. withholding tax on long-term capital gains.  Main Street paid dividends totaling $2.79 per share that are attributable to 2017 for tax purposes, with approximately 75.8% of such dividends relating to “interest-related” dividends, short-term capital gains and long-term capital gains. See the “Tax Treatment of 2017 Dividends for Non-U.S. Shareholders” posted on Main Street’s website for more details (http://ir.mainstcapital.com/tax-information).

To the extent Non-U.S. Shareholder taxes were withheld on dividends distributed, this information may be considered in connection with any claims for refund of taxes made with the U.S. Internal Revenue Service.  Non-U.S. Shareholders should contact their tax advisor with any questions regarding this information.

Fourth Quarter and Full Year 2017 Earnings Release and Conference Call Scheduled

Main Street’s fourth quarter and full year 2017 results will be released on Thursday, February 22, 2018, after the financial markets close.  In conjunction with the release, Main Street has scheduled a conference call, which will be broadcast live via phone and over the Internet, on Friday, February 23, 2018, at 10:00 a.m. Eastern time.  Investors may participate either by phone or audio webcast.

By Phone:	Dial 412-902-0030 at least 10 minutes before the call. A replay will be available through March 2, 2018 by dialing 201-612-7415 and using the access code 13674997#.

By Webcast:

Connect to the webcast via the Investor Relations section of Main Street’s website at www.mainstcapital.com.  Please log in at least 10 minutes in advance to register and download any necessary software.  A replay of the conference call will be available on Main Street’s website shortly after the call and will be accessible for approximately 90 days.

ABOUT MAIN STREET CAPITAL CORPORATION

Main Street (www.mainstcapital.com) is a principal investment firm that primarily provides long-term debt and equity capital to lower middle market companies and debt capital to middle market companies.  Main Street’s portfolio investments are typically made to support management buyouts, recapitalizations, growth financings, refinancings and acquisitions of companies that operate in diverse industry sectors.  Main Street seeks to partner with entrepreneurs, business owners and management teams and generally provides “one stop” financing alternatives within its lower middle market portfolio.  Main Street’s lower middle market companies generally have annual revenues between $10 million and $150 million.  Main Street’s middle market debt investments are made in businesses that are generally larger in size than its lower middle market portfolio companies.

Main Street’s common stock trades on the New York Stock Exchange (“NYSE”) under the symbol “MAIN.”  In addition, Main Street has outstanding 6.125% Notes due 2023, which trade on the NYSE under the symbol “MSCA.”

FORWARD-LOOKING STATEMENTS AND OTHER MATTERS

Main Street cautions that statements in this press release which are forward-looking and provide other than historical information, including but not limited to the preliminary estimates of fourth quarter 2017 results, involve risks and uncertainties that may impact its future results of operations.  The forward-looking statements in this press release are based on current conditions and include statements regarding Main Street’s goals, beliefs, strategies and future operating results and cash flows.  Although its management believes that the expectations reflected in those forward-looking statements are reasonable, Main Street can give no assurance that those expectations will prove to have been correct.  Those statements are made based on various underlying assumptions and are subject to numerous uncertainties and risks, including, without limitation: Main Street’s continued effectiveness in raising, investing and managing capital; adverse changes in the economy generally or in the industries in which its portfolio companies operate; changes in laws and regulations that may adversely impact its operations or the operations of one or more of its portfolio companies; the operating and financial performance of its portfolio companies; retention of key investment personnel; competitive factors; and such other factors described under the captions “Cautionary Statement Concerning Forward Looking Statements” and “Risk Factors” included in its filings with the Securities and Exchange Commission (www.sec.gov).  Main Street undertakes no obligation to update the information contained herein to reflect subsequently occurring events or circumstances, except as required by applicable securities laws and regulations.

The preliminary estimates of fourth quarter 2017 results furnished above are based on Main Street management’s preliminary determinations and current expectations, and such information is inherently uncertain.  The preliminary estimates are subject to completion of Main Street’s customary year-end closing and review procedures and third party audit, including the determination of the fair value of Main Street’s portfolio investments by the Main Street Board of Directors, and have not yet been approved by the Main Street Board of Directors.  As a result, actual results could differ materially from the current preliminary estimates based on adjustments made during Main Street’s year-end closing and review procedures and third party audit, and Main Street’s reported information in its Annual Report on Form 10-K for the year ended December 31, 2017 may differ from this information, and any such differences may be material.  In addition, the information furnished above does not include all of the information regarding Main Street’s financial condition and results of operations for the quarter and full year periods ended December 31, 2017 that may be important to readers.  As a result, readers are cautioned not to place undue reliance on the information furnished in this press release and should view this information in the context of Main Street’s full fourth quarter and full year 2017 results when such results are disclosed by Main Street in its Annual Report on Form 10-K for the year ended December 31, 2017.  The information furnished in this press release is based on current Main Street management expectations that involve substantial risks and uncertainties that could cause actual results to differ materially from the results expressed in, or implied by, such information.

Neither this press release, the 2017 Form 1099 Information nor the Tax Treatment of 2017 Dividends for Non-U.S. Shareholders, is intended to constitute tax, legal, investment, or other professional advice. This is general information and reference should be made to your 2017 Form 1099-DIV for tax reporting purposes. Shareholders should receive their 2017 Form 1099-DIVs by mid-February (generally from their brokers) and should consult a tax advisor for tax guidance pertinent to their specific facts and circumstances. If you did not hold Main Street stock for all of calendar year 2017, your 1099-DIV will only reflect the tax characteristics for the portion of the year you owned Main Street stock.

Main Street has an existing effective shelf registration statement on Form N-2 on file with the Securities and Exchange Commission relating to the offer and sale from time to time of its securities.  Investors are advised to carefully consider the investment objective, risks and charges and expenses of Main Street before investing.  The prospectus included in the shelf registration statement, together with any related prospectus supplement, contain this and other information about Main Street and should be read carefully before investing.  A copy of the prospectus and the related preliminary prospectus supplement may be obtained by contacting Main Street.

(1)   Distributable net investment income is net investment income as determined in accordance with U.S. Generally Accepted Accounting Principles, or U.S. GAAP, excluding the impact of share-based compensation expense which is non-cash in nature.  Main Street believes presenting distributable net investment income and the related per share amount is useful and appropriate supplemental disclosure for analyzing its financial performance since share-based compensation does not require settlement in cash.  However, distributable net investment income is a non-U.S. GAAP measure and should not be considered as a replacement for net investment income and other earnings measures presented in accordance with U.S. GAAP.  Instead, distributable net investment income should be reviewed only in connection with such U.S. GAAP measures in analyzing Main Street’s financial performance.  In order to reconcile estimated distributable net investment income per share to estimated net investment income share in accordance with U.S. GAAP, $0.04 to $0.05 per share of estimated share-based compensation expense is added back to calculate estimated distributable net investment income per share.